Debt (Convertible Senior Subordinated Notes Due) (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2014	Jul. 31, 2014	May 30, 2014	Apr. 09, 2008	Dec. 31, 2013	Sep. 17, 2013
Subsidiary, Sale of Stock [Line Items]
Settlement of the hedge on convertible senior subordinated notes due 2015	$ 356,265,000
1.75% Convertible Senior Subordinated Notes due 2015
Subsidiary, Sale of Stock [Line Items]
Interest Rate (percent)	1.75%
Convertible notes, maturity date	Apr. 15, 2015
Debt repurchase amount		40,000,000	240,700,000
Early repayment of subordinated debt		95,200,000	548,200,000
Stock issued during period, conversion of convertible securities (shares)		798,367
Settlement of the hedge on convertible senior subordinated notes due 2015		55,200,000
Convertible Note Gross	98,818,000				379,500,000
Loss on extinguishment of debt		2,000,000	14,800,000
Adjustments to additional paid in capital, equity component of convertible debt		365,000,000
Share price (usd per share)						$ 37.96
Percent of initial conversion price (percent)						130.00%
Initial conversion price (in dollars per share)	$ 29.20					$ 29.20
Convertible notes, conversion premium over the closing price				61.10%
1.75% Convertible Senior Subordinated Notes due 2015 | Warrants
Subsidiary, Sale of Stock [Line Items]
Share issued for repurchase of senior note (shares)	3,400,000	1,400,000	8,200,000	13,000,000
Call option strike price per share (in dollars per share)	40.00			40.00
Proceeds from Issuance of Warrants				50,400,000
Cash paid on settlement		42,300,000	242,200,000
1.75% Convertible Senior Subordinated Notes due 2015 | Call Options Purchased
Subsidiary, Sale of Stock [Line Items]
Convertible notes, maturity date	Apr. 15, 2015
Share issued for repurchase of senior note (shares)	3,400,000	1,400,000	8,200,000	13,000,000
Convertible notes, convertible amount per share (in dollars per share)				$ 24.85		$ 40.00
Call option strike price per share (in dollars per share)	29.2			29.20
Investment Owned, at Cost				107,600,000
Cash paid on settlement		$ 54,200,000	$ 302,100,000